Taxation - Summary of Movement of Net Deferred Tax Assets/(Liabilities) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets, Beginning balance	¥ 3,401		¥ 5,973
Net deferred tax liabilities, Beginning balance	(111)
Deferred tax (charged)/ credited to the statements of income	(2,423)		(2,259)	¥ (6)
Deferred tax credited/ (charged) to other comprehensive income	1		3	(2)
Net deferred tax liabilities, Ending balance	(87)	$ (12)	(111)
Net deferred tax assets, Ending balance	1,226	$ 176	3,401	5,973
Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets, Beginning balance	3,401
Net deferred tax assets, Ending balance			3,401
Impact on initial application of IFRS 15 (Note) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets, Beginning balance	(229)
Net deferred tax assets, Ending balance			(229)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets, Beginning balance	3,401		5,973	5,986
Deferred tax (charged)/ credited to the statements of income	(2,447)		(2,256)	(11)
Deferred tax credited/ (charged) to other comprehensive income	1		3	(2)
Net deferred tax assets, Ending balance	1,226		3,401	5,973
Deferred tax assets [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets, Beginning balance	3,672		5,654	5,986
Net deferred tax assets, Ending balance			3,672	5,654
Deferred tax assets [member] | Impact on initial application of IFRS 15 (Note) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets, Beginning balance			(584)
Net deferred tax assets, Ending balance				(584)
Deferred tax assets [member] | Impact on initial application of IFRS 9 (2014), "Financial instruments" ("IFRS 9 (2014)") (Note) [member[
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets, Beginning balance			265
Net deferred tax assets, Ending balance				265
Deferred tax assets [member] | Impact on initial application of IFRS 16 (Note) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets, Beginning balance	271
Net deferred tax assets, Ending balance			271
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax liabilities, Beginning balance	(111)		(108)	(113)
Deferred tax (charged)/ credited to the statements of income	24		(3)	5
Net deferred tax liabilities, Ending balance	¥ (87)		¥ (111)	¥ (108)